Loans receivable, net - Loans receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Loans receivable, net
Loans receivable	¥ 5,798,839		¥ 5,248,804
Allowance for credit losses	(460,212)		(604,506)
Loans receivable, net	¥ 5,338,627	$ 774,028	¥ 4,644,298